FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Disclosure of Maturity of Contractual Obligations (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Loan on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities		$ 13,393,787
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	$ 108,630,617		$ 117,406,692
Non-derivative financial liabilities, undiscounted cash flows	225,398,958		130,410,104
Liquidity risk | Bank overdraft
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities			91,076
Non-derivative financial liabilities, undiscounted cash flows			91,076
Liquidity risk | Credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities			18,209,335
Non-derivative financial liabilities, undiscounted cash flows			18,209,335
Liquidity risk | Loans on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities			10,433,572
Non-derivative financial liabilities, undiscounted cash flows	10,564,590		10,433,572
Liquidity risk | Loans on research and development tax credits and subsidies receivable | Loan on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	10,564,590
Liquidity risk | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	33,343,630		9,413,387
Non-derivative financial liabilities, undiscounted cash flows	33,343,630		9,413,387
Liquidity risk | Dealership rights
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	2,392,734
Non-derivative financial liabilities, undiscounted cash flows	2,392,734
Liquidity risk | Long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	120,346		26,817,815
Non-derivative financial liabilities, undiscounted cash flows	123,098		27,141,693
Liquidity risk | Convertible debt instruments
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities			18,866,890
Non-derivative financial liabilities, undiscounted cash flows			30,828,063
Liquidity risk | Common shares, retractable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities			25,855,509
Non-derivative financial liabilities, undiscounted cash flows			25,855,509
Liquidity risk | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	0
Non-derivative financial liabilities, undiscounted cash flows	91,585,031
Liquidity risk | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	62,209,317		7,719,108
Non-derivative financial liabilities, undiscounted cash flows	87,389,875		8,437,469
Liquidity risk | Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	145,898,534		66,981,005
Liquidity risk | Less than 1 year | Bank overdraft
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			91,076
Liquidity risk | Less than 1 year | Credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			18,209,335
Liquidity risk | Less than 1 year | Loans on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	10,564,590		10,433,572
Liquidity risk | Less than 1 year | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	33,343,630		9,413,387
Liquidity risk | Less than 1 year | Dealership rights
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,392,734
Liquidity risk | Less than 1 year | Long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	59,266		27,019,000
Liquidity risk | Less than 1 year | Convertible debt instruments
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Less than 1 year | Common shares, retractable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Less than 1 year | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	91,585,031
Liquidity risk | Less than 1 year | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,953,283		1,814,635
Liquidity risk | Between 1 and 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	16,110,033		54,816,485
Liquidity risk | Between 1 and 3 years | Bank overdraft
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Between 1 and 3 years | Credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Between 1 and 3 years | Loans on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Between 1 and 3 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Between 1 and 3 years | Dealership rights
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | Between 1 and 3 years | Long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	63,832		104,647
Liquidity risk | Between 1 and 3 years | Convertible debt instruments
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			25,244,960
Liquidity risk | Between 1 and 3 years | Common shares, retractable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			25,855,509
Liquidity risk | Between 1 and 3 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | Between 1 and 3 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	16,046,201		3,611,369
Liquidity risk | Between 4 and 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,345,355		8,385,484
Liquidity risk | Between 4 and 5 years | Bank overdraft
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Between 4 and 5 years | Credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Between 4 and 5 years | Loans on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Between 4 and 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | Between 4 and 5 years | Dealership rights
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | Between 4 and 5 years | Long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		18,046
Liquidity risk | Between 4 and 5 years | Convertible debt instruments
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			5,583,103
Liquidity risk | Between 4 and 5 years | Common shares, retractable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | Between 4 and 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | Between 4 and 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,345,355		2,784,335
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	51,045,036		227,130
Liquidity risk | More than 5 years | Bank overdraft
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | More than 5 years | Credit facilities
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | More than 5 years | Loans on research and development tax credits and subsidies receivable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | More than 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | More than 5 years | Dealership rights
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | More than 5 years | Long-term debt
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0		0
Liquidity risk | More than 5 years | Convertible debt instruments
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | More than 5 years | Common shares, retractable
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows			0
Liquidity risk | More than 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0
Liquidity risk | More than 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 51,045,036		$ 227,130